Capital management - Additional information (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended				6 Months Ended
	Apr. 24, 2026	Apr. 30, 2026	Aug. 31, 2025	May 31, 2025	Aug. 31, 2024	Jun. 30, 2026
Disclosure Of Capital Management [Line Items]
Dividend per ordinary share paid (in EUR per share)	€ 0.736	€ 0.736	€ 0.350	€ 0.710	€ 0.350
Proposed cash dividend, per ordinary share (in EUR per share)						€ 0.400
Dividend declared						€ 1,168